Interests in Other Entities	6 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
Interests in other entities
11	Interests in other entities

(a) Material subsidiaries

The group’s principal subsidiaries at 31 December 2023 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the group, and the proportion of ownership interests held equals the voting rights held by the group. The country of incorporation or registration is also their principal place of business.

		Ownership interest held by the group
Name of entity	Place of business/ country of incorporation	31 December 2023%	31 December 2022%
Immuron Inc.	United States	100	100
Immuron Canada Limited	Canada	100	100
Anadis EPS Pty Ltd	Australia	100	100

(b) Interests in associates

Immuron acquired 17.5% interest in Ateria Health Limited (Ateria) on 25 November 2022 with cash consideration, which remains unchanged at 31 December 2023. Ateria is a U.K. based company that has developed ground-breaking product for the treatment of irritable bowel syndrome (IBS). The strategic investment advances Immuron’s objective to enter the broader IBS market with leading products and strengthens the distribution of Immuron’s Travelan® products through B2C online platforms and pharmacy and retail channels (B2B) in target markets. Ateria has the same financial year end date of 30 June as that of Immuron.

As part of the strategic investment Immuron was offered one Ateria board seat and the group has nominated a representative executive to the Board from 25 November 2022. Immuron was also entitled to a second representative director upon exercise of the 735,000 share options, expiring on 31 July 2023, which Immuron subsequently elected not to exercise. The Ateria board is comprised of six seats since 25 November 2022, which remains unchanged at 31 December 2023.

The group’s interest in Ateria is accounted for using the equity method in the financial statements.

(i) Summarised financial information for associates

	31 December	31 December
	2023	2022
Summarised statement of comprehensive income	$	$
Revenue from contracts with customers	417,535	9,692
Cost of sales of goods	(63,758)	(3,307)
Gross profit	353,777	6,385
Other (losses)/gains – net	217,901	(11,164)
General and administrative expenses	(634,577)	(354,313)
Research and development expenses	(119,672)	(23,085)
Selling and marketing expenses	(979,151)	(154,628)
Operating loss	(1,161,722)	(536,805)
Finance costs - net	3,691	338
Loss before income tax	(1,158,031)	(536,467)
Income tax expense	-	-
Loss after income tax	(1,158,031)	(536,467)
The group’s share of loss for the period - 17.5% (2022: 17.1%)	(202,655)	(91,736)

		31 December
	Note	2023
Recognised in:
Investments accounted for using the equity method		(159,066)
Financial assets - Ateria consideration receivable	4(b)(ii)	(43,589)
		(202,655)

	Consolidated entity
	31 December 2023	30 June
Reconciliation of the consolidated entity’s carrying amount		$2023
Opening carrying amount	159,066	-
Investment in Ateria Health Limited	-	404,117
Acquisition of shares	-	79,289
Share of loss after income tax	(159,066)	(324,340)
	-	159,066